Description of the Plan (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) loan day year	Dec. 31, 2024 USD ($) loan
Description of the Plan [Line Items]
Maximum percent of eligible compensation allowed to be contributed to the Plan	75.00%
Pre-tax contribution rate for new hires that have not affirmatively elected to not participate, to participate at a different rate, or to contribute on an after-tax Roth 401(k) basis	5.00%
Maximum number of days after distribution for a contribution to be considered a rollover contribution | day	60
Matching contribution as a percent of employee contribution, subject to stated limit	100.00%
Matching contribution as a percent of eligible pay	5.00%
Employer contributions	$ 156,749,000	$ 149,534,000
Vesting percentage of participant contributions and related earnings	100.00%
Forfeiture account balance	$ 3,136,164	3,894,972
Forfeitures used during year	4,945,270	$ 2,360,296
Minimum borrowing amount per loan for notes receivable from participants	$ 1,000
Maximum borrowing amount per loan, as % of vested account balance for notes receivable from participants	50.00%
Maximum borrowed amount per loan for notes receivable from participants	$ 50,000
Number of prior months used to determine highest loan outstanding balance for maximum borrowing for notes receivable from participants	12 months
Maximum number of loans outstanding per participant for notes receivable from participants | loan	2
Interest rate margin percentage for notes receivable from participants	1.00%
Maximum repayment period for non-primary residence loans for notes receivable from participants (in years)	5 years
Maximum repayment period for primary residence loans for notes receivable from participants (in years)	20 years
One-time set-up fee per loan for notes receivable from participants	$ 35
Quarterly loan maintenance fees per loan for notes receivable from participants	$ 3.75
Number of loans outstanding from participants | loan	10,635	10,303
Outstanding loans from participants	$ 102,457,294	$ 99,389,414
Maximum balance for automatic lump-sum distribution	7,000
Minimum vested balance of participant rolled over to an IRA if distribution instructions have not been provided following termination of employment	1,000
Maximum vested balance of participant rolled over to an IRA if distribution instructions have not been provided following termination of employment	$ 7,000
Matching contribution [Member]
Description of the Plan [Line Items]
Employer contributions		149,381,123
Employer contribution and related earnings vesting service period (in years)	3 years
Age at which a participant will become vested in full while employed, if not already vested | year	62
Matching contribution [Member] | Subsequent event [Member]
Description of the Plan [Line Items]
Employer contributions	$ 156,624,639
Supplemental contribution [Member]
Description of the Plan [Line Items]
Employer contributions		$ 152,713
Vesting percentage of employer contributions and related earnings	100.00%
Supplemental contribution [Member] | Subsequent event [Member]
Description of the Plan [Line Items]
Employer contributions	$ 123,953
Maximum [Member]
Description of the Plan [Line Items]
Annual match	$ 7,500